Cover	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2021
Entity File Number	001-33170
Entity Registrant Name	NETLIST INC
Entity Central Index Key	0001282631
Entity Tax Identification Number	95-4812784
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	175 Technology Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	435-0025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	NLST
Entity Emerging Growth Company	false